Expense Example - WisdomTree Europe Defense Fund - WisdomTree Europe Defense Fund Shares	Jul. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144